Warrants- Fair Value Measurements Inputs (Details) - Derivative warrant liabilities - Private placement warrants - Level 3	Mar. 31, 2022 $ / shares	Dec. 31, 2021 $ / shares
Class of Warrant or Right [Line Items]
Warrants outstanding, term	4 years 9 months	5 years
Exercise price
Class of Warrant or Right [Line Items]
Warrants outstanding, measurement input	11.50	11.50
Stock price
Class of Warrant or Right [Line Items]
Warrants outstanding, measurement input	7.30	8.04
Volatility
Class of Warrant or Right [Line Items]
Warrants outstanding, measurement input	0.381	0.325
Risk-free interest rate
Class of Warrant or Right [Line Items]
Warrants outstanding, measurement input	0.0242	0.0126